SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Loss per share) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Net Loss– Basic and Diluted	$ (144,613)	$ (928,416)
Weighted Average Number of Shares Outstanding, Basic	5,666,034	5,295,720
Weighted Average Number of Shares Outstanding, Diluted	5,666,034	5,295,720
Loss per share, Basic	$ (0.03)	$ (0.18)
Loss per share, Diluted	$ (0.03)	$ (0.18)